Earnings (Loss) per Share - Calculation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Basic and Diluted EPS
Income (Loss) from continuing operations		$ 7,543	$ (22,025)	$ 2,106	$ (35,109)
Less: preferred stock dividends		(827)	(756)	(2,425)	(2,218)
Income (loss) from continuing operations attributable to common stockholders		$ 6,716	$ (22,781)	$ (319)	$ (37,327)
Income (loss) from continuing operations attributable to common stockholders (in shares)		12,337	11,697	12,037	11,225
Income (loss) from continuing operations attributable to common stockholders (in dollars per share)		$ 0.54	$ (1.95)	$ (0.03)	$ (3.33)
Income from discontinued operations, net of tax		$ 1,426	$ 220	$ 3,032	$ 3,263
Income from discontinued operations, net of tax (in dollars per share)		$ 0.12	$ 0.02	$ 0.25	$ 0.29
Net income (loss) attributable to common stockholders		$ 8,142	$ (22,561)	$ 2,713	$ (34,064)
Basic earnings per share (in dollars per share)	[1]	$ 0.66	$ (1.93)	$ 0.23	$ (3.03)
Income (loss) from continuing operations attributable to common stockholders		$ 6,716
Effect of dilutive 2025 Convertible Notes		$ (8,879)
Effect of dilutive 2025 Convertible Notes (in shares)		882
Diluted EPS from continuing operations		$ (2,163)
Diluted EPS from continuing operations (in shares)		13,218	11,697	12,037	11,225
Income (loss) from continuing operations attributable to common stockholders (in dollars per share)		$ (0.16)	$ (1.95)	$ (0.03)	$ (3.33)
Income from discontinued operations, net of tax (in dollars per share)		$ 0.11	0.02	0.25	0.29
Diluted EPS from net income		$ (737)
Diluted earnings per share (in dollars per share)	[1]	$ (0.06)	$ (1.93)	$ 0.23	$ (3.03)

[1]	Adjusted retroactively for reverse stock split that occurred on January 24, 2024, see Note 1. Rounding may affect summation.